ORGANIZATION AND DESCRIPTION OF BUSINESS - Vallon - 10-K (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 13, 2022	May 17, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
GRI Bio, Inc
Class of Stock [Line Items]
Common stock, par value (in usd per share)			$ 0.01
Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001